Schedule of cash and cash equivalents (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash And Cash Equivalents
Cash at bank	$ 5,659,739	$ 110,779
Cash on hand	7,441
Fixed deposits with original maturity of three months or less
Cash and cash equivalents	$ 5,667,180	$ 110,779	$ 577,518	$ 1,202,698